                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2004

Date of reporting period: April 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended April 30, 2004

Total Return for the 12 months ended April 30, 2004

Class A	Class B	Class C	Class D	Russell 2500 Value Index[1]	Lipper Mid-Cap Value Funds Index[2]
36.43%	35.44%	35.44%	36.77%	40.41%	38.61%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figure assumes the reinvestment of all distributions but does not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The 12-month period ended April 30, 2004, was very strong for the U.S. equity markets, and particularly so for small- and mid-cap stocks. The markets were supported by a string of positive developments, beginning with the swift conclusion of the initial phase of military activities in Iraq. This was followed by good news on the economic front, with sustained growth in the economy and steadily improving corporate results. Low interest rates were also beneficial, resulting in a wave of home mortgage refinancings which — together with favorable tax policy — supported consumer spending. This confluence of positive forces led to sustained outperformance by more-speculative names across the capitalization spectrum, whose stocks rallied sharply as investors' appetite for risk grew for much of the period.

Performance was strong across all major sectors, with even the worst performing — utilities — gaining nearly 24 percent. Investors' appetite for risk was reflected in the distribution of sector performance, with health care (especially biotechnology) and technology companies leading the pack. More-defensive companies, such as those in the utilities and financial services sectors, lagged. This preference, however, produced no clear trend as to growth and value, with both rising roughly equally.

The market's rise was especially beneficial for smaller stocks, which rose more than larger-cap stocks during the period. In fact, small- and mid-cap value stocks (as represented by the Russell 2500 Value Index) rose in every month except September 2003 and April 2004. April's negative return was largely reflective of a general pullback in the markets as investors began to price in concerns about potential interest-rate increases stemming from inflationary pressures and accelerating employment numbers. High energy and commodity prices as well as continuing geopolitical uncertainty also played a role.

Performance Analysis

While the Fund's return was strong, it did not keep pace with the soaring Russell 2500 Value Index, which gained 40.41 percent, or the Lipper Mid-Cap Value Funds Index, which returned 38.61 percent. The bulk of the Fund's underperformance stemmed from stock selection in the technology and health-care sectors. Our long-term approach leads us to favor high-quality companies with strong management, sound fundamental characteristics and reasonable valuations. In both these sectors, however, the companies we focused on lagged their more-speculative peers over most of the period. Some of the companies in the portfolio also suffered from negative investor perceptions. For example, the largest single detractor from returns was DRS Technologies, a defense contractor that was hindered by investor concerns over its ability to finance and digest a large strategic acquisition. In the health-care sector, home oxygen provider Apria lagged on market fears that recent regulatory developments would undermine the company's prospects. The Fund's returns were also hampered by our decision to trim a number of technology holdings, as they met — and in most cases exceeded — their performance targets. While the Fund benefited from these stocks' performance, the sales had the effect of reducing its exposure to a top-performing sector. Many of these companies continued to gain after we sold them, despite trading at valuations we deemed excessive.

Several of our key strategies were beneficial for the Fund. The Fund was underweighted in financial services relative to the Russell 2500 Value Index, because there were very few attractively priced REIT and banking stocks. Because this sector underperformed during the period, our underweighting in it boosted the Fund's relative performance. The Fund also benefited from its overweighting relative to its benchmark in health care, despite below-benchmark performance in that sector. In addition, the Fund gained from strong stock selection in several sectors. For example, Terex in producer durables gained on its ability to pay down its debt and cut costs, but also benefited from strong demand for its construction and mining equipment. In autos and transportation, the trucking company SCS Transportation benefited from the improving economy as well as an acquisition giving it greater access to the Midwest. Finally, stock selection was favorable within the materials and processing sector, and a number of individual holdings in other sectors also contributed meaningfully to overall performance.

TOP 10 HOLDINGS
Stone Energy	3.5%
Murphy Oil	2.7
Apogent Technologies	2.6
Apria Healthcare	2.6
R. R. Donnelly & Sons	2.6
Allete	2.5
Old Republic Int'l.	2.5
Bunge Limited	2.3
AFC Enterprises	2.3
DRS Technologies	2.3

TOP FIVE INDUSTRIES
Oil & Gas Production	7.3%
Electric Utilities	3.2
Specialty Insurance	3.1
Life & Health Insurance	3.0
Integrated Oil	2.7

Data as of April 30, 2004. Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its net assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small and mid-size companies that the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. In accordance with the Fund's investment strategy, companies within a capitalization range of $100 million to $5 billion at the time of purchase are considered small and mid-sized companies by the Investment Manager. As part of its investment strategy, the Fund may invest up to 15 percent of its net assets in securities of foreign issuers. In deciding which securities to buy, hold or sell, the Investment Manager pursues a value-oriented approach that seeks to identify securities whose market value is less than their intrinsic value.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

(This page has been left blank intentionally.)

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended April 30, 2004

	Class A Shares* (since 05/28/02)		Class B Shares** (since 05/28/02)		Class C Shares† (since 05/28/02)		Class D Shares†† (since 05/28/02)
Symbol	JBJAX		JBJBX		JBJCX		JBJDX
1 Year	36.43%	[3]	35.44%	[3]	35.44%	[3]	36.77%	[3]
	29.27	[4]	30.44	[4]	34.44	[4]	—
Since Inception	14.92	[3]	14.05	[3]	14.05	[3]	15.20	[3]
	11.75	[4]	12.20	[4]	14.05	[4]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Russell 2500 Value Index measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charge or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Ending value assuming a complete redemption on April 30, 2004.

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments April 30, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (95.4%)
	Aerospace & Defense (2.3%)
164,600	DRS Technologies, Inc.*	$4,649,950
	Agricultural Commodities/ Milling (2.3%)
126,800	Bunge Ltd.	4,697,940
	Apparel/Footwear (1.4%)
76,300	Reebok International Ltd.	2,775,794
	Beverages: Non-Alcoholic (1.5%)
144,610	Coca-Cola FEMSA S.A. de C.V. (Series L) (ADR) (Mexico)*	3,074,409
	Broadcasting (1.6%)
265,900	Sinclair Broadcast Group, Inc. (Class A)*	3,286,524
	Casino/Gaming (1.0%)
33,500	GTECH Holdings Corp.	2,040,820
	Chemicals: Agricultural (1.3%)
211,400	Agrium Inc. (Canada)	2,629,816
	Chemicals: Specialty (2.2%)
68,400	Cytec Industries, Inc.	2,689,488
69,700	OM Group, Inc.*	1,773,865
		4,463,353
	Commercial Printing/ Forms (2.6%)
180,369	Donnelley (R.R.) & Sons Co.	5,306,456
	Computer Peripherals (2.0%)
59,300	Imation Corp.	2,310,921
71,000	Storage Technology Corp.*	1,865,170
		4,176,091
	Containers/Packaging (1.0%)
143,700	Owens-Illinois, Inc.*	2,006,052
	Data Processing Services (1.1%)
154,100	BISYS Group, Inc. (The)*	2,234,450
	Electric Utilities (3.2%)
113,800	PNM Resources Inc.	3,320,684
145,600	Puget Energy, Inc.	$3,197,376
		6,518,060
	Electrical Products (1.3%)
60,100	Hubbell, Inc. (Class B)	2,700,894
	Electronic Equipment/ Instruments (1.3%)
88,700	Thermo Electron Corp.*	2,590,040
	Electronics/Appliance Stores (1.2%)
130,100	Movie Gallery, Inc.	2,526,542
	Finance/Rental/Leasing (1.4%)
90,450	Doral Financial Corp.	2,965,856
	Financial Conglomerates (1.4%)
145,500	Conseco Inc.*	2,880,900
	Financial Publishing/ Services (1.1%)
44,200	Dun & Bradstreet Corp.*	2,309,450
	Food: Meat/Fish/Dairy (1.5%)
115,000	Smithfield Foods, Inc.*	3,059,000
	Gas Distributors (1.5%)
103,900	AGL Resources, Inc.	2,971,540
	Home Furnishings (0.5%)
37,400	Furniture Brands International, Inc.	1,052,436
	Industrial Conglomerates (2.5%)
149,300	ALLETE, Inc.	5,158,315
	Information Technology Services (2.0%)
27,500	Black Box Corp.	1,401,125
215,100	Unisys Corp.*	2,802,753
		4,203,878
	Integrated Oil (2.7%)
80,000	Murphy Oil Corp.	5,480,000
	Investment Managers (0.8%)
54,800	Federated Investors, Inc. (Class B)	1,611,120

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments April 30, 2004 continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (3.0%)
103,500	Reinsurance Group of America, Inc.	$4,017,870
42,000	Torchmark Corp.	2,185,680
		6,203,550
	Major Banks (1.5%)
75,900	Popular, Inc.	3,187,800
	Medical Specialties (2.6%)
165,400	Apogent Technologies Inc.*	5,362,268
	Medical/Nursing Services (2.6%)
185,600	Apria Healthcare Group, Inc.*	5,352,704
	Miscellaneous Commercial Services (2.1%)
176,100	Viad Corp.	4,395,456
	Miscellaneous Manufacturing (1.8%)
53,300	Ametek, Inc.	1,412,450
38,100	Carlisle Companies, Inc.	2,257,425
		3,669,875
	Movies/Entertainment (2.5%)
203,500	Crown Media Holdings, Inc. (Class A)*	1,796,905
156,000	Metro-Goldwyn-Mayer Inc.*	3,279,120
		5,076,025
	Oil & Gas Production (7.3%)
42,500	Cabot Oil & Gas Corp.	1,517,250
84,100	Noble Energy, Inc.	3,877,010
70,000	Pioneer Natural Resources Co.	2,289,700
147,000	Stone Energy Corp.*	7,232,400
		14,916,360
	Oilfield Services/Equipment (2.0%)
137,900	Universal Compression Holdings, Inc.*	4,103,904
	Other Transportation (1.6%)
243,300	Laidlaw International Inc.*	3,372,138
	Packaged Software (1.6%)
242,076	MSC. Software Corp.*	$2,256,148
65,800	Network Associates, Inc.*	1,031,744
		3,287,892
	Precious Metals (0.8%)
56,100	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,711,050
	Property – Casualty Insurers (2.5%)
217,350	Old Republic International Corp.	5,046,867
	Real Estate Investment Trusts (2.1%)
87,900	CarrAmerica Realty Corp.	2,506,029
75,800	Reckson Associates Realty Corp.	1,801,766
		4,307,795
	Regional Banks (2.0%)
93,397	Commerce Bancshares, Inc.	4,193,525
	Restaurants (2.3%)
208,400	AFC Enterprises, Inc.*	4,689,000
	Savings Banks (1.4%)
66,300	Webster Financial Corp.	2,884,050
	Specialty Insurance (3.1%)
11,100	Markel Corp.*	3,252,411
71,200	PMI Group, Inc. (The)	3,063,736
		6,316,147
	Specialty Stores (1.1%)
95,200	Borders Group, Inc.	2,281,944
	Specialty Telecommunications (1.5%)
86,500	Crown Castle International Corp.*	1,206,675
31,100	NTL, Inc.*	1,765,547
		2,972,222
	Telecommunication Equipment (0.5%)
21,100	Harris Corp.	950,555

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments April 30, 2004 continued

NUMBER OF SHARES		VALUE
	Tools/Hardware (2.1%)
61,600	Briggs & Stratton Corp.	$4,312,000
	Trucking (1.7%)
154,400	SCS Transportation Inc.*	3,532,672
	Trucks/Construction/Farm Machinery (2.0%)
123,800	Terex Corp.*	4,066,830
	Wholesale Distributors (1.0%)
54,800	Genuine Parts Co.	1,961,840
	Total Common Stocks (Cost $151,600,176)	195,524,155

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (4.5%)
Repurchase Agreement
$9,131	Joint repurchase agreement account 1.025% due 05/03/04 (dated 04/30/04; proceeds $9,131,780) (a) (Cost $9,131,000)	9,131,000

Total Investments (Cost $160,731,176) (b)	99.9%	204,655,155
Other Assets in Excess of Liabilities	0.1	201,532
Net Assets	100.0%	$204,856,687

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $160,740,647. The aggregate gross unrealized appreciation is $45,491,349 and the aggregate gross unrealized depreciation is $1,576,841, resulting in net unrealized appreciation of $43,914,508.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets:
Investments in securities, at value (cost $160,731,176)	$204,655,155
Receivable for:
Investments sold	4,652,517
Shares of beneficial interest sold	375,002
Dividends	96,926
Prepaid expenses and other assets	46,025
Total Assets	209,825,625
Liabilities:
Payable for:
Investments purchased	4,430,270
Shares of beneficial interest redeemed	198,754
Distribution fee	151,632
Investment management fee	129,476
Accrued expenses and other payables	58,806
Total Liabilities	4,968,938
Net Assets	$204,856,687
Composition of Net Assets:
Paid-in-capital	$155,219,968
Net unrealized appreciation	43,923,979
Accumulated undistributed net investment income	48,676
Accumulated undistributed net realized gain	5,664,064
Net Assets	$204,856,687
Class A Shares:
Net Assets	$14,484,013
Shares Outstanding (unlimited authorized, $.01 par value)	1,108,134
Net Asset Value Per Share	$13.07
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.79
Class B Shares:
Net Assets	$152,811,347
Shares Outstanding (unlimited authorized, $.01 par value)	11,863,275
Net Asset Value Per Share	$12.88
Class C Shares:
Net Assets	$23,861,024
Shares Outstanding (unlimited authorized, $.01 par value)	1,852,401
Net Asset Value Per Share	$12.88
Class D Shares:
Net Assets	$13,700,303
Shares Outstanding (unlimited authorized, $.01 par value)	1,043,493
Net Asset Value Per Share	$13.13

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements continued

Statement of Operations

For the year ended April 30, 2004

Net Investment Loss:
Income
Dividends (net of $8,290 foreign withholding tax)	$1,927,460
Interest	77,110
Total Income	2,004,570
Expenses
Investment management fee	1,387,949
Distribution fee (Class A shares)	33,009
Distribution fee (Class B shares)	1,357,783
Distribution fee (Class C shares)	216,529
Transfer agent fees and expenses	379,847
Professional fees	71,182
Shareholder reports and notices	52,232
Registration fees	51,847
Offering costs	12,609
Custodian fees	12,011
Trustees' fees and expenses	4,713
Other	7,602
Total Expenses	3,587,313
Net Investment Loss	(1,582,743)
Net Realized and Unrealized Gain:
Net realized gain	17,235,140
Net change in unrealized appreciation	37,210,769
Net Gain	54,445,909
Net Increase	$52,863,166

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED APRIL 30, 2004	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,582,743)	$(903,887)
Net realized gain (loss)	17,235,140	(11,708,231)
Net change in unrealized appreciation	37,210,769	6,713,210
Net Increase (Decrease)	52,863,166	(5,898,908)
Net increase from transactions in shares of beneficial interest	5,352,056	152,440,373
Net Increase	58,215,222	146,541,465
Net Assets:
Beginning of period	146,641,465	100,000
End of Period (Including accumulated undistributed net investment income of $48,676 and $0, respectively)	$204,856,687	$146,641,465

*	Commencement of operations

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004

1.   Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004 continued

approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $163,255, all of which were absorbed by the Investment Manager. Such expenses were deferred and fully amortized as of May 27, 2003.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004 continued

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B– 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,124,787 at April 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $615, $417,128 and $14,348, respectively and received $112,871 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.    Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended April 30, 2004 aggregated $90,855,855 and $91,159,052, respectively. Included in the

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004 continued

aforementioned transactions are purchases and sales of $3,949,308 and $3,739,194 respectively, with other Morgan Stanley funds, including a realized gain of $990,393.

For the year ended April 30, 2004, the Fund incurred brokerage commissions of $35,008 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2004, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $3,104,626.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED APRIL 30, 2004		FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	447,473	$5,313,787	1,595,457	$15,548,538
Redeemed	(518,414)	(6,213,491)	(418,882)	(3,808,270)
Net increase (decrease) – Class A	(70,941)	(899,704)	1,176,575	11,740,268
CLASS B SHARES
Sold	3,845,356	45,265,090	13,592,180	131,732,787
Redeemed	(2,982,531)	(35,415,409)	(2,594,230)	(23,355,379)
Net increase – Class B	862,825	9,849,681	10,997,950	108,377,408
CLASS C SHARES
Sold	462,755	5,455,355	2,529,877	24,641,070
Redeemed	(521,089)	(5,995,537)	(621,642)	(5,623,888)
Net increase (decrease) – Class C	(58,334)	(540,182)	1,908,235	19,017,182
CLASS D SHARES
Sold	313,544	3,750,424	2,096,092	20,565,439
Redeemed	(573,593)	(6,808,163)	(795,050)	(7,259,924)
Net increase (decrease) – Class D	(260,049)	(3,057,739)	1,301,042	13,305,515
Net increase in Fund	473,501	$5,352,056	15,383,802	$152,440,373

*	Commencement of operations.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements April 30, 2004 continued

As of April 30, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	—
Undistributed long-term gains	$5,722,211

Net accumulated earnings	5,722,211
Net unrealized appreciation	43,914,508
Total accumulated earnings	$49,636,719

During the year ended April 30, 2004, the Fund utilized $5,888,617 of its net capital loss carryforward.

As of April 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,768,574, accumulated undistributed net realized gain was credited $137,155 and accumulated undistributed net investment income was credited $1,631,419.

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE YEAR ENDED APRIL 30, 2004	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.58	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.52	(0.41)
Total income (loss) from investment operations	3.49	(0.42)
Net asset value, end of period	$13.07	$9.58
Total Return†	36.43%	(4.20)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.31%	1.39	%(2)
Net investment loss	(0.23)%	(0.08)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$14,484	$11,296
Portfolio turnover rate	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30, 2004	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.51	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.12)	(0.07)
Net realized and unrealized gain (loss)	3.49	(0.42)
Total income (loss) from investment operations	3.37	(0.49)
Net asset value, end of period	$12.88	$9.51
Total Return†	35.44%	(4.90)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.07%	2.17	%(2)
Net investment loss	(0.99)%	(0.86)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$152,811	$104,653
Portfolio turnover rate	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30, 2004	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.51	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.12)	(0.07)
Net realized and unrealized gain (loss)	3.49	(0.42)
Total income (loss) from investment operations	3.37	(0.49)
Net asset value, end of period	$12.88	$9.51
Total Return†	35.44%	(4.90)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.07%	2.17	%(2)
Net investment loss	(0.99)%	(0.86)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$23,861	$18,177
Portfolio turnover rate	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30, 2004	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.00	0.01
Net realized and unrealized gain (loss)	3.53	(0.41)
Total income (loss) from investment operations	3.53	(0.40)
Net asset value, end of period	$13.13	$9.60
Total Return†	36.77%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.07%	1.17	%(2)
Net investment income	0.01%	0.14	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$13,700	$12,515
Portfolio turnover rate	51%	69	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Small-Mid Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Small-Mid Special Value Fund (the "Fund"), including the portfolio of investments, as of April 30, 2004, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period May 28, 2002 (commencement of operations) through April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Small-Mid Special Value Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period May 28, 2002 (commencement of operations) through April 30, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 15, 2004

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	Vice President (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Institutional Funds (March 2001-July 2003) and Chief Global Operations Officer of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003) and the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

39932RPT-RA04-00248P-Y04/04	MORGAN STANLEY FUNDS
Morgan Stanley Small-Mid Special Value Fund Annual Report April 30, 2004

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2004
                                       REGISTRANT       COVERED ENTITIES(1)
   AUDIT FEES......................... $  31,430        N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....... $     684 (2)     $  3,364,576 (2)
             TAX FEES................. $   4,800 (3)     $    652,431 (4)
             ALL OTHER FEES........... $     - -         $        --
   TOTAL NON-AUDIT FEES............... $   5,484         $  4,017,007

   TOTAL.............................. $  36,914         $  4,017,007

2003
                                       REGISTRANT       COVERED ENTITIES(1)
   AUDIT FEES......................... $  30,600        N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....... $      -- (2)     $  2,620,902 (2)
             TAX FEES................. $   4,981 (3)     $    302,377 (4)
             ALL OTHER FEES........... $      --         $    423,095 (5)
   TOTAL NON-AUDIT FEES............... $   4,981         $  3,346,374

   TOTAL.............................. $  35,581         $  3,346,374

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                        2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and
All Other services that have the general pre-approval of the Audit Committee.
The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                        3

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1.
All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                        4

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the

                                        5

independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit
Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit
Committee by both the Independent Auditors and the Fund's Chief Financial
Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to

                                        6

assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence
Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

                                        7

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                        8

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                        9

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       10

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

                                       12

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

-----------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Director/Trustees/Managing General Partners.

VII. CONFIDENTIALITY

                                       14

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Small-Mid
     Special Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Small-Mid
     Special Value Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small- Mid Special Value Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                                  /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small Mid-Special Value Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                                  /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       24